Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPDR SERIES TRUST
Prospectus Date	rr_ProspectusDate	Dec. 26, 2017
Document Creation Date	dei_DocumentCreationDate	Aug. 07, 2018